File No. 333-225156
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	1	/X/

(Check appropriate box or boxes)

DELAWARE GROUP FOUNDATION FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant's Area Code and Telephone Number

2005 Market Street, Philadelphia, Pennsylvania 19103-7094
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Class A, Class C, Class R, and Institutional Class Shares of beneficial interest, no par value, of Delaware Moderate Allocation Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Prospectus/Information Statement
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

PART A
Part A, the Prospectus/Information Statement, is incorporated into this filing by reference to Pre-Effective Amendment No. 2 to the Registrant's registration statement on Form N-14 filed on June 27, 2018 (Accession No. 0001680359-18-000313).

PART B
Part B, the Statement of Additional Information, is incorporated into this filing by reference to Pre-Effective Amendment No. 2 to the Registrant's registration statement on Form N-14 filed on June 27, 2018 (Accession No. 0001680359-18-000313).

PART C
(Delaware Group® Foundation Funds)
File No. 333-225156
N-14
OTHER INFORMATION
Item 15.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007. Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed July 27, 2015.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A indicated below, except as noted:

	(1)	Copies of the Charter of the Registrant as now in effect;

		(a)	Agreement and Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed October 27, 1997.

			(i)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

			(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 18, 2009.

			(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 25, 2009.

			(iv)	Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 42 filed July 28, 2015.

		(b)	Executed Certificate of Trust (October 24, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 29, 2005.

(2)
Copies of the existing By-Laws or corresponding instruments of the Registrant; Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed July 28, 2015.

	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant; Not Applicable.

	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Executed Plan of Reorganization (February 28, 2018) by the Registrant, on behalf of its series, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund, is attached as Exhibit No. EX-99.4.a.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;  None other than those contained in Exhibits (1) and (2).

	(6)	Copies all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust, formerly, Delaware Management Business Trust) and the Registrant, on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 28, 2011.

(i) Executed Amendment No. 3 (July 27, 2018) to Exhibit A of the Investment Management Agreement attached as Exhibit No. EX-99.6.a.

(2)
Executed Sub-Advisory Agreement (June 1, 2016) between Jackson Square Partners, LLC and Delaware Management Company (a series of Macquarie Investment Management Business Trust, formerly, Delaware Management Business Trust) relating to each Fund incorporated into this filing by reference to Post-Effective Amendment No. 46 filed July 27, 2017.

(3)
Executed Investment Advisory Expense Limitation Letter (July 27, 2018) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant, on behalf of Delaware Foundation Moderate Allocation Fund, incorporated into this filing by reference to Post-Effective Amendment No. 48 filed July 30, 2018.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

	(a)	Distribution Agreements.

(i)
Executed Amended and Restated Distribution Agreement (February 25, 2016) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed July 30, 2018.

(ii) Executed Amendment No. 2 (July 27, 2018) to Schedule I to the Distribution Agreement attached as Exhibit No. EX-99.7.a.ii.

	(b)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed July 30, 2018.

	(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed July 30, 2018.

	(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed July 30, 2018.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such;
Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to the Registrant's registration statement on Form N-14 filed December 15, 2008.

(i) Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2015.

(ii) Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed July 30, 2018.

(b)
Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

(i) Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 28, 2011.

(ii) Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 28, 2011.

(10)
Copies of any plan entered into by registrant pursuant to Rule l2b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the registrant's directors describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

	(b)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

	(c)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 26, 2003.

	(d)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (February 28, 2018) incorporated into this filing by reference to Post-Effective Amendment No. 48 filed July 30, 2018.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)
Opinion and Consent of Counsel (May 23, 2018) relating to the Registrant incorporated into this filing by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-14 filed June 27, 2018.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Tax Opinion and Consent of Counsel (July 27, 2018) attached as Exhibit No. EX-99.12.a.

(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

(i) Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2015.

		(ii)	Executed Amendment No. 5 (July 27, 2018) to Schedule A to the Shareholder Services Agreement attached as Exhibit No. EX-99.13.a.ii.

		(iii)	Executed Schedule B (July 1, 2018) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed July 30, 2018.

(iv)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2015.

(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 38 filed January 28, 2014.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed July 30, 2018.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 38 filed January 28, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed January 28, 2015.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed July 30, 2018.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g];

(a)
Consent of Independent Registered Public Accounting Firm (June 27, 2018) incorporated into this filing by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-14 filed June 27, 2018.

(15)	All financial statements omitted pursuant to Item 14(a)(l); Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

	(a)	Powers of Attorney (May 18, 2018) incorporated into this filing by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-14 filed June 27, 2018.

(17)	Any additional exhibits which the registrant may wish to file.

(a)
Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed July 27, 2017.

	(b)	Jackson Square Partners, LLC Code of Ethics (October 2014) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed July 29, 2016.

Item 17.	Undertakings.

(1)
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on the 10th day of August, 2018.  The Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933.
DELAWARE GROUP FOUNDATION FUNDS

By:	/s/ Richard Salus
Richard Salus Senior Vice President/Chief Financial Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:
Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	August 10, 2018
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Chairman and Trustee	August 10, 2018
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	August 10, 2018
Ann D. Borowiec

Joseph W. Chow	*	Trustee	August 10, 2018
Joseph W. Chow

John A. Fry	*	Trustee	August 10, 2018
John A. Fry

Lucinda S. Landreth	*	Trustee	August 10, 2018
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	August 10, 2018
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	August 10, 2018
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	August 10, 2018
Janet L. Yeomans

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	August 10, 2018
Richard Salus		(Principal Financial Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated
 (Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, DC 20549
EXHIBITS
TO
 FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Foundation Funds N-14)

Exhibit No.	Exhibit
EX-99.4.a	Executed Plan of Reorganization (February 28, 2018) by the Registrant, on behalf of its series, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund
EX-99.6.a.i	Executed Amendment No. 3 (July 27, 2018) to Exhibit A of the Investment Management Agreement
EX-99.7.a.ii	Executed Amendment No. 2 (July 27, 2018) to Schedule I to the Distribution Agreement
EX-99.12.a	Tax Opinion and Consent of Counsel (July 27, 2018)
EX-99.13.a.ii	Executed Amendment No. 5 (July 27, 2018) to Schedule A to the Shareholder Services Agreement